Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Reconciliation of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of the amount of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets to the total of the same such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Amounts shown in Consolidated Balance Sheets:
Cash and cash equivalents	1,988,298	1,751,222	4,236,501	664,799
Restricted cash	5,200	17,926	95,055	14,916

Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	1,993,498	1,769,148	4,331,556	679,715

Schedule of Estimated Useful Life of Property and Equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Schedule of Estimated Useful Life of Intangible Assets	The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Technologies	5 years
Trademarks	3-15 years
Customer relationship	5 years
Websites	4 years
Domain names	4 - 10 years
Database	5 years
Licensing agreements	1.75 years
Insurance brokerage license	4 years

Lease, Cost
Lease cost recognized in the Company’s consolidated statements of comprehensive income is summarized as follows:

		Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Operating lease cost	128,507	117,479	131,529	20,640
Cost of other leases with terms less than one year	64,163	96,065	99,923	15,680

Lessee, Operating Lease, Liability, Maturity
Maturities of operating lease liabilities as of December 31, 2021 are as follows:

	Amounts
	RMB	US$
2021	—	—
2022	97,954	15,371
2023	26,846	4,213
2024	5,917	929
2025	491	77

Total lease payments	131,208	20,590

Less imputed interest	(6,429)	(1,008)

Total	124,779	19,582

Schedule of Operating Lease in its Unaudited Consolidated Balance Sheet
As of December 31, 2020 and 2021, the Company recognized the following items related to operating lease in its consolidated balance sheets.

	As of December 31,
	2020	2021
	RMB	RMB	US$
Operating lease ROU assets	209,339	133,383	20,931
Operating lease liabilities, current portion	112,094	96,160	15,090
Operating lease liabilities, non-current portion	90,614	28,619	4,492